Employee Information - Summary of Classification of Employee Benefit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefit expense
Wages and salaries (including termination costs)	£ 1,567	£ 1,661	£ 1,507
Social security costs	130	124	124
Share-based payment costs	33	22	26
Retirement benefits - defined contribution plans	57	67	66
Retirement benefits - defined benefit plans	19	16	19
Other post-retirement medical benefits	(1)	(2)
Total	£ 1,805	£ 1,888	£ 1,742